Document and Entity Information Document	Dec. 08, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 08, 2021
Entity Registrant Name	GoDaddy Inc.
Entity Central Index Key	0001609711
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36904
Entity Tax Identification Number	46-5769934
Entity Address, Address Line One	2155 E. GoDaddy Way
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85284
City Area Code	480
Local Phone Number	505-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, $0.001 par value per share
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Class A [Member]
Entity Information [Line Items]
Trading Symbol	GDDY
Security Exchange Name	NYSE